Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share

For the year ended December 31, 2014, the diluted weighted average number of shares includes the incremental effect of outstanding share-based incentive awards.

(In thousands, except share data)	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014

Class A common shares
Basic weighted average number of common shares outstanding (B)	47,554,351	47,541,484	47,541,409
Weighted average number of RSU’s without service conditions (note 13) (B)	300,000	243,904	168,904
Dilutive effect of share-based incentive awards	—	—	113,423

Common shares and common share equivalents (F)	47,854,351	47,785,388	47,823,736

Class B common shares
Basic weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based incentive awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net (loss) income available to common shareholders	$(68,157)	$(31,937)	$4,996

Available to:
- Class A shareholders for period	$(68,157)	$(31,937)	$4,996
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net (loss) income available for Class A (A)	$(68,157)	$(31,937)	$4,996
Net (loss) income available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$(1.42)	$(0.67)	$0.10
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net (loss) income available to common shareholders	$(68,157)	$(31,937)	$4,996

Available to:
- Class A shareholders for period	$(68,157)	$(31,937)	$4,996
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net (loss) income available for Class A (E)	$(68,157)	$(31,937)	$4,996
Net (loss) income available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$(1.42)	$(0.67)	$0.10
Class B (G/H)	—	—	—